ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE GROWTH & INCOME FUND
Unaudited		March 31, 2007
Portfolio of Investments †
(Cost and value in $000s)	Shares/$ Par	Value

COMMON STOCKS 95.4%
CONSUMER DISCRETIONARY 8.9%
Hotels, Restaurants & Leisure 1.2%
International Game Technology	290,000	11,710
Melco PBL Entertainment, ADR (1)	375,000	6,052
		17,762
Household Durables 1.3%
Harman International	81,000	7,783
Lennar, Class A	287,000	12,114
		19,897
Media 3.0%
Cablevision Systems, Class A (1)	290,000	8,824
Clear Channel Communications	205,100	7,187
New York Times, Class A	280,000	6,583
Time Warner	558,000	11,004
Viacom, Class B (1)	280,000	11,511
		45,109
Multiline Retail 0.3%
Kohl's (1)	67,000	5,133
		5,133
Specialty Retail 3.1%
Bed Bath & Beyond (1)	473,000	19,001
GAP	425,000	7,314
Home Depot	315,000	11,573
TJX	300,000	8,088
		45,976
Total Consumer Discretionary		133,877
CONSUMER STAPLES 7.8%
Beverages 2.1%
Coca-Cola	380,000	18,240
PepsiCo	226,000	14,365
		32,605
Food & Staples Retailing 1.7%
CVS/Caremark	245,000	8,365
Wal-Mart	375,000	17,606
		25,971
Food Products 0.8%
General Mills	204,800	11,923
		11,923
Household Products 1.0%
Procter & Gamble	245,000	15,474
		15,474
Personal Products 1.5%
Avon	597,000	22,244
		22,244
Tobacco 0.7%
Altria Group	115,000	10,098
		10,098
Total Consumer Staples		118,315
ENERGY 11.7%
Energy Equipment & Services 3.3%
Baker Hughes	290,000	19,178
Schlumberger	326,000	22,527
Smith International	182,000	8,745
		50,450
Oil, Gas & Consumable Fuels 8.4%
CONSOL Energy	450,000	17,608
ExxonMobil	373,000	28,143
Kinder Morgan	55,000	5,855
Murphy Oil	311,000	16,607
Royal Dutch Shell, ADR, Class A	300,000	19,890
Spectra Energy	350,000	9,194
Sunoco	140,000	9,862
Total, ADR	270,000	18,841
		126,000

Total Energy		176,450
FINANCIALS 19.9%

Capital Markets 4.8%
Ameriprise Financial	139,000	7,942
AMVESCAP (GBP)	648,000	7,143
E*TRADE Financial (1)	500,000	10,610
Goldman Sachs	34,000	7,025
Legg Mason	122,500	11,541
Merrill Lynch	116,000	9,474
Morgan Stanley	172,000	13,547
State Street	70,000	4,533
		71,815
Commercial Banks 3.7%
Fifth Third Bancorp	236,000	9,131
Royal Bank of Scotland (GBP)	367,000	14,333
SunTrust	180,000	14,947
U.S. Bancorp	493,000	17,240
		55,651
Consumer Finance 0.2%
SLM Corporation	82,000	3,354
		3,354
Diversified Financial Services 3.0%
Citigroup	792,000	40,661
JPMorgan Chase	111,000	5,370
		46,031
Insurance 6.0%
American International Group	280,000	18,822
Aon	395,000	14,994
Marsh & McLennan	325,000	9,519
MetLife	194,000	12,251
Progressive Corporation	323,000	7,048
Prudential Financial	85,000	7,672
Willis Group Holdings	283,000	11,201
XL Capital	127,000	8,885
		90,392
Real Estate Investment Trusts (REITs) 1.1%
Equity Residential, REIT	350,000	16,881
		16,881
Thrifts & Mortgage Finance 1.1%
Countrywide Financial	155,000	5,214
Freddie Mac	190,000	11,303
		16,517
Total Financials		300,641
HEALTH CARE 11.1%
Biotechnology 0.5%
Amgen (1)	140,000	7,823
		7,823
Health Care Equipment & Supplies 2.5%
Baxter International	130,000	6,847
Becton, Dickinson	128,700	9,896
Boston Scientific (1)	600,000	8,724
C R Bard	145,000	11,529
		36,996
Health Care Providers & Services 4.5%
Aetna	380,000	16,640
Express Scripts (1)	157,500	12,714
Medco (1)	123,000	8,921
Omnicare	412,000	16,385
WellPoint (1)	170,000	13,787
		68,447
Pharmaceuticals 3.6%
Johnson & Johnson	235,000	14,161
Merck	130,000	5,742
Pfizer	471,000	11,898
Teva Pharmaceutical, ADR	345,000	12,913
Wyeth	180,000	9,005
		53,719
Total Health Care		166,985
INDUSTRIALS & BUSINESS SERVICES 13.7%
Aerospace & Defense 0.3%
Honeywell International	120,000	5,527
		5,527
Air Freight & Logistics 1.4%
Expeditors International of Washington	263,000	10,867
UPS, Class B	150,000	10,515
		21,382
Airlines 1.1%
Southwest Airlines	1,100,000	16,170
		16,170
Building Products 0.4%
American Standard	110,000	5,832
		5,832
Commercial Services & Supplies 0.9%
Republic Services	470,000	13,075
		13,075
Industrial Conglomerates 6.1%
3M	258,000	19,719
GE	1,405,000	49,681
Tyco International	700,000	22,085
		91,485
Machinery 3.2%
Danaher	220,000	15,719
Illinois Tool Works	293,000	15,119
ITT	290,000	17,493
		48,331
Road & Rail 0.3%
Hertz Global Holdings (1)	230,000	5,451
		5,451
Total Industrials & Business Services		207,253
INFORMATION TECHNOLOGY 11.7%
Communications Equipment 1.7%
Cisco Systems (1)	314,000	8,016
Juniper Networks (1)	410,000	8,069
Motorola	507,000	8,959
		25,044
Computers & Peripherals 1.0%
Dell (1)	635,000	14,738
		14,738
Internet Software & Services 0.7%
VeriSign (1)	430,000	10,802
		10,802
IT Services 0.6%
First Data	370,000	9,953
		9,953
Semiconductor & Semiconductor Equipment 4.4%
Analog Devices	283,000	9,761
Applied Materials	459,000	8,409
Intel	994,000	19,015
Marvell Technology Group (1)	700,000	11,767
Maxim Integrated Products	250,000	7,350
Texas Instruments	335,000	10,083
		66,385
Software 3.3%
Adobe Systems (1)	170,000	7,089
Autodesk (1)	267,000	10,039
Microsoft	1,152,000	32,106
		49,234
Total Information Technology		176,156
MATERIALS 1.0%
Metals & Mining 0.6%
Newmont Mining	194,000	8,146
		8,146
Paper & Forest Products 0.4%
International Paper	170,000	6,188
		6,188
Total Materials		14,334
TELECOMMUNICATION SERVICES 4.0%
Diversified Telecommunication Services 1.9%
AT&T	520,000	20,504
Verizon Communications	200,000	7,584
		28,088
Wireless Telecommunication Services 2.1%
Alltel	128,000	7,936
American Tower Systems, Class A (1)	618,000	24,071
		32,007
Total Telecommunication Services		60,095
UTILITIES 5.6%
Electric Utilities 3.1%
Duke Energy	500,000	10,145
Edison International	280,000	13,756
Entergy	118,000	12,381
PPL	250,000	10,225
		46,507
Independent Power Producers & Energy Traders 0.6%
NRG Energy (1)	120,000	8,645
		8,645
Multi-Utilities 1.9%
NiSource	360,000	8,798
Public Service Enterprise	239,000	19,847
		28,645
Total Utilities		83,797

Total Common Stocks (Cost $1,188,956)		1,437,903

CONVERTIBLE BONDS 0.6%
Wynn Resorts Limited, 6.00%, 7/15/15	2,300,000	9,502
Total Convertible Bonds (Cost $5,554)		9,502
SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 3.9%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	58,800,814	58,801
Total Short-Term Investments (Cost $58,801)		58,801
Total Investments in Securities
99.9% of Net Assets (Cost $1,253,311)		$1,506,206

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts
GBP	British Pound
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Growth & Income Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Growth & Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth, a reasonable level of current income, and increasing future income through investments primarily in dividend-paying common stocks.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $1,253,311,000. Net unrealized gain aggregated $252,903,000 at period-end, of which $292,230,000 related to appreciated investments and $39,327,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $1,419,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $58,801,000 and $126,776,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth & Income Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007